STOCKHOLDERS' EQUITY - Summary of Assumptions of Fair Value of Option Pricing Granted (Details) - Employee Stock Options - 2021 Equity Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	91.88%	89.41%
Expected volatility, maximum	119.61%	94.48%
Risk-free interest rate, minimum	4.03%	3.93%
Risk-free interest rate, maximum	4.39%	4.35%
Expected dividend yield	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years 3 months 7 days	5 years 6 months
Exercise price (in dollars per share)	$ 2.38	$ 14.88
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years 7 days	6 years 7 days
Exercise price (in dollars per share)	$ 7.6	$ 19.2